Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			1 Months Ended	2 Months Ended							1 Months Ended
	Feb. 09, 2012	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2012 6 5/8% Senior Subordinated Notes due 2015 [Member]	Oct. 30, 2011 6 5/8% Senior Subordinated Notes due 2015 [Member]	Mar. 31, 2012 6 5/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 6 5/8% Senior Subordinated Notes due 2015 [Member]	Mar. 31, 2011 6 5/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2010 6 5/8% Senior Subordinated Notes due 2015 [Member]	Apr. 22, 2010 6 5/8% Senior Subordinated Notes due 2015 [Member]	Aug. 16, 2005 6 5/8% Senior Subordinated Notes due 2015 [Member]	Feb. 09, 2012 5 7/8% Senior Subordinated Notes due 2022 [Member]	Feb. 09, 2012 Repayment of Debt [Member] 5 7/8% Senior Subordinated Notes due 2022 [Member]
Subsequent Event [Line Items]
Principal amount of debt extinguished subsequent to period end				$ 500,000	$ 47,900								$ 583,123
Interest rate on senior subordinate notes		2.875%	2.875%	6.625%		6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	5.875%
Proceeds from loan												99,000
Subsequent Event (Textual) [Abstract]
Senior Credit Facility New Term Loan	100,000
Proceeds received on 5 7/8% Senior Subordinated Notes	$ 489,000